PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 7,636,932
Less accumulated depreciation and amortization		(1,039,297)			$ (2,181,306)
Property, plant and equipment, net		6,597,635			$ 6,161,511
Aggregate capitalized costs		75,804
Depreciation expense on property, plant and equipment, including capital leases		1,046,896
Customer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		871,049
Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,482,631
Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,740,494
Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		735,012
Construction in progress (including materials and supplies)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		84,321
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		45,576
Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		135,488
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		390,337
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		104,309
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 47,715
Minimum | Customer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years
Minimum | Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		4 years
Minimum | Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years
Minimum | Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		5 years
Minimum | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		5 years
Minimum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		10 years
Maximum | Customer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		5 years
Maximum | Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		25 years
Maximum | Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		25 years
Maximum | Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		10 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		12 years
Maximum | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		10 years
Maximum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		40 years
Cablevision Systems Corporation And Subsidiaries
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 12,642,363
Less accumulated depreciation and amortization			(9,625,348)
Property, plant and equipment, net			3,017,015
Depreciation expense on property, plant and equipment, including capital leases	$ 404,234		857,440	$ 852,451
Impairments of property, plant and equipment				425
Cablevision Systems Corporation And Subsidiaries | New Connections for Residence Wiring
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Cablevision Systems Corporation And Subsidiaries | Customer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			1,952,336
Cablevision Systems Corporation And Subsidiaries | Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			2,388,289
Cablevision Systems Corporation And Subsidiaries | Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			5,639,226
Cablevision Systems Corporation And Subsidiaries | Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			1,577,616
Cablevision Systems Corporation And Subsidiaries | Construction in progress (including materials and supplies)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			87,412
Cablevision Systems Corporation And Subsidiaries | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			96,561
Cablevision Systems Corporation And Subsidiaries | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			210,013
Cablevision Systems Corporation And Subsidiaries | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			322,267
Cablevision Systems Corporation And Subsidiaries | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			354,136
Cablevision Systems Corporation And Subsidiaries | Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			14,507
Cablevision Systems Corporation And Subsidiaries | Software Development
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs	$ 58,409		$ 144,349	$ 153,675
Cablevision Systems Corporation And Subsidiaries | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		2 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Cable Television System Plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Headend Facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Customer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			3 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			4 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			3 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			3 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			5 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			5 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			10 years
Cablevision Systems Corporation And Subsidiaries | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		18 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Cable Television System Plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Headend Facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Customer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			5 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			25 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			25 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			10 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			12 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			18 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			40 years